Note 10 - Revolving Lines of Credit (Details Textual) - USD ($)		12 Months Ended
	Dec. 20, 2005	Dec. 31, 2022	Sep. 30, 2023	Sep. 11, 2023	Aug. 09, 2023	Sep. 30, 2022	Dec. 31, 2021	Apr. 16, 2021
Line of Credit, Current		$ 425,000	$ 500,000				$ 0
Summit Community Bank [Member]
Line of Credit Facility, Remaining Borrowing Capacity					$ 0
Revolving Credit Facility [Member] | Summit Community Bank Second Line[Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 500,000		$ 1,000,000
Line of Credit, Current		425,000
Line of Credit Facility, Remaining Borrowing Capacity		$ 575,000	0			$ 1,000,000
Line of Credit Facility, Interest Rate During Period		7.50%
Long-Term Line of Credit			$ 500,000
Revolving Credit Facility [Member] | Summit Community Bank Second Line[Member] | Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage						3.99%
Revolving Credit Facility [Member] | Summit Community Bank Second Line[Member] | Maximum [Member]
Debt Instrument, Interest Rate, Effective Percentage						20.00%
Revolving Credit Facility [Member] | Summit Community Bank [Member]
Debt Instrument, Interest Rate, Effective Percentage								3.25%
Long-Term Line of Credit							$ 0
Revolving Credit Facility [Member] | TD Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000,000
Revolving Credit Facility [Member] | TD Bank [Member] | London Interbank Offered Rate (LIBOR) 1 [Member]
Debt Instrument, Basis Spread on Variable Rate	3.50%
Revolving Credit Facility [Member] | TD Bank [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) 1 [Member]
Debt Instrument, Basis Spread on Variable Rate	4.00%